Share-based Payments - Summary of Stock Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	9,041,288	12,153,772	12,243,526	14,646,720
Weighted average remaining contractual life (years)	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days
1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	195,207	2,130,161	4,753,052
Weighted average remaining contractual life (years)	3 months 18 days	10 months 24 days	1 year 9 months 18 days
45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	1,243,833	2,482,270	3,337,414
Weighted average remaining contractual life (years)	1 year 2 months 12 days	2 years 2 months 12 days	3 years 2 months 12 days
90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Number of options | shares	2,234,257	2,946,838	2,695,890
Weighted average remaining contractual life (years)	2 years 8 months 12 days	3 years 4 months 24 days	3 years 10 months 24 days
135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Number of options	3,671,417	3,318,423	749,360
Weighted average remaining contractual life (years)	3 years 6 months	4 years 1 month 6 days	4 years 3 months 18 days
180.01 to 233.42
Disclosure Of Share Based Payments [Line Items]
Number of options	1,696,574	1,276,080	707,810
Weighted average remaining contractual life (years)	3 years 7 months 6 days	3 years 8 months 12 days	4 years 2 months 12 days
Bottom of Range | 1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 1.65
Bottom of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.01
Bottom of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.01
Bottom of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.01
Bottom of Range | 180.01 to 233.42
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.01
Top of Range | 1.65 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.00
Top of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.00
Top of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.00
Top of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.00
Top of Range | 180.01 to 233.42
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 437.63